Quarterly Holdings Report
for
Fidelity® Yield Enhanced Equity ETF
April 30, 2026
UEP-NPRT1-0626
1.9911155.102
Common Stocks - 100.9%
	Shares	Value ($)
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	4,953	374,298
UNITED STATES - 100.7%
Communication Services - 12.4%
Diversified Telecommunication Services - 1.6%
AT&T Inc	45,975	1,201,327
Comcast Corp Class A	23,962	647,932
Verizon Communications Inc	15,365	737,981
		2,587,240
Entertainment - 1.4%
Electronic Arts Inc	4,671	945,271
Netflix Inc (b)	9,828	919,999
Roku Inc Class A (b)	1,406	163,883
Spotify Technology SA (b)	237	105,832
Warner Bros Discovery Inc (b)	7,579	205,012
		2,339,997
Interactive Media & Services - 9.0%
Alphabet Inc Class A	16,959	6,525,824
Alphabet Inc Class C	11,265	4,302,554
Meta Platforms Inc Class A	6,784	4,151,197
		14,979,575
Media - 0.0%
Versant Media Group Inc Class A	2,417	97,139
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	3,110	608,005
TOTAL COMMUNICATION SERVICES		20,611,956
Consumer Discretionary - 10.1%
Automobiles - 2.3%
Ford Motor Co	70,698	854,031
General Motors Co	12,529	963,355
Tesla Inc (b)	5,420	2,068,435
		3,885,821
Broadline Retail - 4.7%
Amazon.com Inc (b)(c)	28,917	7,664,740
Diversified Consumer Services - 0.0%
ADT Inc	20	151
Hotels, Restaurants & Leisure - 1.1%
Airbnb Inc Class A (b)	7,428	1,042,594
Expedia Group Inc Class A	2,167	538,218
Penn Entertainment Inc (b)	10,048	175,438
		1,756,250
Leisure Products - 0.5%
Hasbro Inc	9,188	880,578
Specialty Retail - 1.5%
Abercrombie & Fitch Co Class A (b)	3,254	277,729
Five Below Inc (b)	1,474	347,363
Gap Inc/The	4,955	121,843
Home Depot Inc/The	2,218	729,278
Ross Stores Inc	4,516	1,028,700
		2,504,913
TOTAL CONSUMER DISCRETIONARY		16,692,453
Consumer Staples - 3.1%
Beverages - 0.6%
Coca-Cola Consolidated Inc	148	30,350
PepsiCo Inc	6,413	1,016,397
		1,046,747
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp	780	791,333
Maplebear Inc (b)	5,992	253,761
Walmart Inc	10,773	1,421,282
		2,466,376
Food Products - 0.0%
Darling Ingredients Inc (b)	4	257
Household Products - 0.4%
Procter & Gamble Co/The	4,268	627,780
Tobacco - 0.6%
Philip Morris International Inc	6,015	992,896
TOTAL CONSUMER STAPLES		5,134,056
Energy - 3.3%
Energy Equipment & Services - 0.0%
Kodiak Gas Services Inc	651	44,138
Transocean Ltd (b)	2,749	18,748
		62,886
Oil, Gas & Consumable Fuels - 3.3%
Chevron Corp	4,400	850,564
ConocoPhillips	5,016	630,912
EOG Resources Inc	3,620	508,863
Exxon Mobil Corp	14,848	2,291,492
Kinder Morgan Inc	21,264	698,948
Occidental Petroleum Corp	7,138	432,420
		5,413,199
TOTAL ENERGY		5,476,085
Financials - 12.7%
Banks - 3.5%
Bank of America Corp (c)	23,112	1,235,568
JPMorgan Chase & Co (c)	9,642	3,020,164
US Bancorp (c)	14,954	847,294
Wells Fargo & Co (c)	7,832	644,024
		5,747,050
Capital Markets - 3.7%
Bank of New York Mellon Corp/The (c)	8,395	1,128,036
Cboe Global Markets Inc	1,250	375,113
Charles Schwab Corp/The (c)	14,087	1,290,933
CME Group Inc Class A (c)	2,011	578,806
Morgan Stanley (c)	7,890	1,503,755
Morningstar Inc	145	24,463
Northern Trust Corp	2,374	394,891
State Street Corp	2,832	432,843
StoneX Group Inc (b)	1,305	138,369
Virtu Financial Inc Class A	4,659	231,366
		6,098,575
Financial Services - 4.1%
Berkshire Hathaway Inc Class B (b)(c)	6,771	3,206,746
Fiserv Inc (b)(c)	9,866	618,105
Mastercard Inc Class A (c)	3,820	1,921,154
Visa Inc Class A (c)	3,258	1,074,619
		6,820,624
Insurance - 1.4%
Allstate Corp/The (c)	3,181	691,104
Progressive Corp/The (c)	4,276	860,673
Travelers Companies Inc/The (c)	2,957	902,299
		2,454,076
TOTAL FINANCIALS		21,120,325
Health Care - 7.5%
Biotechnology - 2.5%
AbbVie Inc (c)	8,403	1,775,723
BioMarin Pharmaceutical Inc (b)	1,032	55,635
Exelixis Inc (b)(c)	6,331	281,476
Gilead Sciences Inc (c)	8,248	1,079,168
Incyte Corp (b)(c)	4,865	463,489
PTC Therapeutics Inc (b)	1,913	124,460
Regeneron Pharmaceuticals Inc	550	388,883
		4,168,834
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories (c)	12,637	1,147,313
Health Care Providers & Services - 0.6%
Guardant Health Inc (b)	9	783
HealthEquity Inc (b)	538	44,132
Tenet Healthcare Corp (b)	624	110,523
UnitedHealth Group Inc (c)	2,068	766,153
		921,591
Health Care Technology - 0.1%
Veeva Systems Inc Class A (b)(c)	1,462	228,028
Life Sciences Tools & Services - 0.3%
Illumina Inc (b)(c)	3,524	446,632
Medpace Holdings Inc (b)(c)	254	106,339
		552,971
Pharmaceuticals - 3.3%
Amneal Intermediate Inc Class A (b)	11,290	145,302
Bristol-Myers Squibb Co (c)	19,763	1,197,440
Eli Lilly & Co (c)	2,563	2,395,381
Johnson & Johnson (c)	3,207	737,129
Merck & Co Inc (c)	8,812	962,094
		5,437,346
TOTAL HEALTH CARE		12,456,083
Industrials - 10.9%
Aerospace & Defense - 2.9%
GE Aerospace	5,830	1,690,293
HEICO Corp	1,123	303,120
Howmet Aerospace Inc	2,994	727,662
Lockheed Martin Corp	1,269	657,304
RTX Corp	7,532	1,326,159
		4,704,538
Building Products - 1.8%
Allegion plc	2,751	378,207
Johnson Controls International plc	7,764	1,133,777
Trane Technologies PLC	2,444	1,203,768
Zurn Elkay Water Solutions Corp	3,708	192,668
		2,908,420
Commercial Services & Supplies - 0.7%
Cintas Corp	2,949	515,219
Veralto Corp	7,563	667,057
		1,182,276
Construction & Engineering - 0.9%
AECOM	2,234	187,879
Comfort Systems USA Inc	453	833,633
Tutor Perini Corp	3,240	301,061
Valmont Industries Inc	319	162,065
		1,484,638
Electrical Equipment - 1.9%
AMETEK Inc	3,746	882,183
GE Vernova Inc	1,300	1,408,499
Sensata Technologies Holding PLC	6,360	264,830
Vertiv Holdings Co Class A	1,898	623,474
		3,178,986
Ground Transportation - 1.0%
Lyft Inc Class A (b)	31,615	447,352
Norfolk Southern Corp	94	29,688
Uber Technologies Inc (b)	16,528	1,233,154
		1,710,194
Industrial Conglomerates - 0.7%
Honeywell International Inc	5,349	1,146,451
Machinery - 0.9%
Caterpillar Inc	976	868,747
Crane Co	1,878	333,777
Toro Co/The	3,195	304,068
		1,506,592
Professional Services - 0.0%
Paylocity Holding Corp (b)	654	68,990
Trading Companies & Distributors - 0.1%
Applied Industrial Technologies Inc	434	132,696
Ferguson Enterprises Inc	91	24,361
Rush Enterprises Inc Class A	460	34,054
		191,111
TOTAL INDUSTRIALS		18,082,196
Information Technology - 36.4%
Communications Equipment - 2.5%
Arista Networks Inc (b)	5,504	950,596
Ciena Corp (b)	996	525,469
Cisco Systems Inc	20,805	1,903,658
Motorola Solutions Inc	1,923	844,255
		4,223,978
Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp Class A	8,964	1,320,128
Keysight Technologies Inc (b)	1,649	577,002
Zebra Technologies Corp Class A (b)	1,627	368,125
		2,265,255
IT Services - 0.1%
Cloudflare Inc Class A (b)	332	68,050
MongoDB Inc Class A (b)	211	52,925
		120,975
Semiconductors & Semiconductor Equipment - 17.6%
Advanced Micro Devices Inc (b)	1,803	639,145
Analog Devices Inc	2,815	1,132,362
Broadcom Inc	14,999	6,261,033
Intel Corp (b)	13,152	1,242,601
Lam Research Corp	6,559	1,691,304
Micron Technology Inc	4,343	2,246,026
NVIDIA Corp (c)	68,059	13,582,535
Qorvo Inc (b)	7,007	660,200
QUALCOMM Inc	8,944	1,606,164
Silicon Laboratories Inc (b)	76	16,544
		29,077,914
Software - 7.5%
Adobe Inc (b)	4,476	1,101,544
Alarm.com Holdings Inc (b)	4,049	179,816
Atlassian Corp Class A (b)	1,905	130,664
Docusign Inc (b)	8,158	375,186
Elastic NV (b)	2,371	110,086
Fortinet Inc (b)	11,716	987,776
HubSpot Inc (b)	704	156,119
Microsoft Corp (c)	19,133	7,802,055
Palantir Technologies Inc Class A (b)	3,212	446,821
Salesforce Inc	3,143	554,834
Tenable Holdings Inc (b)	17,024	355,631
Zoom Communications Inc Class A (b)	2,888	280,569
		12,481,101
Technology Hardware, Storage & Peripherals - 7.3%
Apple Inc (c)	42,518	11,537,259
Western Digital Corp	1,446	628,316
		12,165,575
TOTAL INFORMATION TECHNOLOGY		60,334,798
Materials - 1.8%
Chemicals - 0.9%
Linde PLC	2,939	1,472,850
Metals & Mining - 0.9%
Commercial Metals Co	10,019	690,910
Nucor Corp	3,851	867,592
		1,558,502
TOTAL MATERIALS		3,031,352
Real Estate - 1.2%
Industrial REITs - 0.4%
Prologis Inc	4,605	654,002
Specialized REITs - 0.8%
Millrose Properties Inc Class A	7,360	225,731
Outfront Media Inc	9,281	286,319
VICI Properties Inc	30,544	891,885
		1,403,935
TOTAL REAL ESTATE		2,057,937
Utilities - 1.3%
Electric Utilities - 0.8%
Constellation Energy Corp	1,212	379,356
NRG Energy Inc	5,828	906,720
		1,286,076
Multi-Utilities - 0.5%
Consolidated Edison Inc	3,598	401,141
Sempra	4,256	404,831
		805,972
TOTAL UTILITIES		2,092,048
TOTAL UNITED STATES		167,089,289
TOTAL COMMON STOCKS (Cost $156,619,167)		167,463,587

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026	3.63	20,000	19,974
US Treasury Bills 0% 6/18/2026	3.66	280,000	278,653
US Treasury Bills 0% 6/4/2026	3.63	70,000	69,762
TOTAL U.S. TREASURY OBLIGATIONS (Cost $368,383)			368,389

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $1,058,432)	3.69	1,058,220	1,058,432

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $158,045,982)	168,890,408
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(2,810,914)
NET ASSETS - 100.0%	166,079,494

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
S&P 500 Index	Chicago Board Options Exchange	58	41,812,258	6,975.00	5/2026	(1,467,110)
S&P 500 Index	Chicago Board Options Exchange	58	41,812,258	7,120.00	5/2026	(854,920)
S&P 500 Index	Chicago Board Options Exchange	57	41,091,357	7,300.00	5/2026	(348,555)
S&P 500 Index	Chicago Board Options Exchange	56	40,370,456	7,370.00	5/2026	(261,240)

						(2,931,825)
TOTAL WRITTEN OPTIONS						(2,931,825)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $32,696,164.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,907,986	13,703,079	17,552,633	24,696	-	-	1,058,432	1,058,220	0.0%
Total	4,907,986	13,703,079	17,552,633	24,696	-	-	1,058,432

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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